Royalties and Royalty Options	12 Months Ended
Apr. 30, 2022
Royalties And Royalty Options
Royalties and Royalty Options
7.	Royalties and Royalty Options

	Royalties ($)	Royalty Options ($)	Total ($)
Balance, as at April 30, 2020	27,131	125	27,256
Foreign currency translation	(1,679)	-	(1,679)
Balance, as at April 30, 2021	25,452	125	25,577
Additions	17,814	143	17,957
Foreign currency translation	614	-	614
Write-off	-	(125)	(125)
Balance, as at April 30, 2022	43,880	143	44,023

	As at April 30, 2022 ($)	As at April 30, 2021 ($)
Anderson project	7,348	7,027
Church Rock project	751	718
Cigar Lake project	4,704	—
Dawn Lake project	143	—
Dewey-Burdock project	76	72
Diabase project	—	125
Lance project	1,688	72
Langer Heinrich project	2,822	2,822
McArthur River project	11,543	—
Michelin project	4,262	4,262
Reno Creek project	289	277
Roca Honda project	159	152
Roughrider project	5,923	5,923
Slick Rock project	2,916	2,788
Workman Creek project	1,399	1,339
Total	44,023	25,577
The Company’s royalties and royalty options are detailed below:
Diabase Project
On January 31, 2018, the Company entered into an agreement (the “Diabase Agreement”) with Uranium Energy Corp. (“UEC”), Nuinsco Resources Limited (“Nuinsco”) and Mrs. Isabelle Clark (“Mrs. Clark”), in which UEC acquired 100% of the Diabase property located in Saskatchewan, Canada from Nuinsco. UEC is a shareholder of the Company and has the ability to exercise significant influence over the Company.
Pursuant to the Diabase Agreement, the Company was granted an exclusive right to acquire a 3% gross revenues royalty held by Mrs. Clark on a portion of the Diabase property (the “Diabase Option”). The Diabase Option expired unexercised on February 7, 2022, resulting in write-off
of the related asset.
Anderson, Slick Rock and Workman Creek Projects
The Company holds a one percent (1%) net smelter return royalty for uranium on UEC’s Anderson project, Slick Rock project, and Workman Creek project.
Langer Heinrich Project
The Company holds a production royalty of Australian $0.12 per kilogram of yellow cake produced from the Langer Heinrich uranium project in Namibia.
Church Rock, Dewey-Burdock and Roca Honda Projects
The Company holds a 4% net smelter return royalty on the Church Rock property, a 30% net proceeds royalty on a portion of the Dewey-Burdock property and a 4% gross revenues royalty on a portion of the Roca Honda property.
Lance Project
The Company holds a 4% gross revenues royalty on a portion of the Lance property and an additional 1% gross revenues royalty which covers the entirety of the current permitted project area. Such additional 1% gross revenues royalty was acquired by the Company on March 30, 2022 for a cash consideration of $1,560 (US$1,250,000).
Reno Creek Project
The Company holds a 0.5% net profit interest royalty on a portion of the Reno Creek property. The Reno Creek property is owned by UEC.
Roughrider Project
The Company holds a 1.97% net smelter return royalty on the Roughrider property.
Michelin Project
The Company holds a 2% gross revenues royalty on the Michelin property.
Cigar Lake, McArthur River and Dawn Lake Projects
On May 7, 2021, pursuant to an amended and restated royalty purchase agreement dated effective February 10, 2021 (the “Royalty Purchase Agreement”) with Reserve Minerals Inc. and Reserve Industries Corp., the Company acquired (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. (“Orano”) on the McArthur River Project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale net profits interest (an “NPI”) royalty on a 3.75% share of overall uranium production, drawn from Orano’s approximate 40.453% ownership interest in the Waterbury Lake / Cigar Lake Project (the “Waterbury Lake / Cigar Lake Project”) located in Saskatchewan, Canada; and (iii) an option to purchase the 20% NPI on a 7.5% share of overall uranium production from the project lands that comprise the early exploration stage Dawn Lake Project, which are adjacent to portions of the Waterbury Lake / Cigar Lake Project. For both the Waterbury Lake / Cigar Lake royalty and Dawn Lake royalty option, the royalty rate adjusts to 10% in the future upon production of 200 million pounds from the combined royalty lands of the Dawn Lake and Waterbury Lake / Cigar Lake Projects.
The purchase consideration of $16.4 million was satisfied by a cash payment of $12.3 million and the issuance of 970,017 common shares of the Company.